DERIVATIVE LIABILITY	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019
DERIVATIVE LIABILITY
NOTE 8 - DERIVATIVE LIABILITY

Preferred Stock Warrants

As discussed in Note 6 – Stockholders’ Equity, the Company issued a total of 8,480,000 warrants to purchase common stock as part of its preferred stock offering. The warrants are exercisable for a period of three years at $0.165 per share. Additionally, the warrant holder is entitled to a cashless exercise after six months from issuance in which the holder is entitled to receive a number of shares equal to: [A] the number of outstanding warrant shares under the original issuance multiplied by [B] the greater of the trailing five day volume weighted average price less [A] the number of outstanding warrant shares under the original issuance multiplied by [C] the exercise price of the warrant under the original issuance divided by [D] the lesser of the arithmetic average of the volume weighted average price during the five trailing trading days or the volume weighted average price for the trading day immediately prior to the cashless exercise election. For clarity, the resulting formula is [(A x B) – (A x C)] / D.

The Company analyzed the conversion features of the cashless exercise feature in the warrants issued for derivative accounting consideration under ASC 815-15 “Derivatives and Hedging” and determined that the embedded features should be classified as a derivative liability because the exercise price of these warrants are subject to a variable rate. The Company has determined that warrants are not considered to be solely indexed to the Company’s own stock and is therefore not afforded equity treatment. In accordance with ASC 815, the Company has recorded a derivative liability.

Upon issuance, the Company valued the derivative using a Black-Scholes model yielding a total value of $674,012 which was expensed during the year ended August 31, 2018. The Company used the following assumptions upon initial measurement: value per common share of $0.09, a remaining life of 3.0 years, an exercise price of $0.165, a risk-free rate of 2.77% and volatility of 195%.

The Company revalued the derivative liability as of November 30, 2019 and recorded a loss of $9,637 on the change in fair value of derivative liabilities for the three months then ended. The Company used the following assumptions upon the measurement: value per common share of $0.0079, a remaining life of 1.67 years, an exercise price of $0.165, a risk-free rate of 1.67% and volatility of 249%.

The following table summarizes all stock warrant activity for the twelve months ended November 30, 2019:

	Warrants	Weighted- Average Exercise Price Per Share
Outstanding, August 31, 2019	8,480,000	$0.165
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding, November 30, 2019	8,480,000	$0.165

The following table discloses information regarding outstanding and exercisable warrants at November 30, 2019:

	Outstanding			Exercisable
Exercise Prices	Number of Warrant Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Warrant Shares	Weighted Average Exercise Price
$0.165	$8,480,000	$0.165	1.67	8,480,000	$0.165

Convertible Notes Payable

As discussed in Note 4 – Notes Payable, on August 27, 2019, the Company signed a $30,000 convertible promissory note with an investor. The note principal and interest are convertible into shares of common stock at a 25% discount to the lowest traded price of the Company’s common stock during the 10 prior trading days including the day the notice of conversion is received by the Company.

The Company analyzed the conversion feature and determine it meets the definition of a derivative liability instrument because the conversion rate is variable and therefore does not meet the “fixed-for-fixed” criteria outlined in ASC 815-40-15. As a result, the conversion features of the notes are recorded as a derivative liability at fair value and marked-to-market each period with the changes in fair value each period charged or credited to other income (expense).

Upon issuance, the Company valued the derivative using a Monte Carlo simulation model yielding a total value of $50,277 which was recorded as a derivative liability during the year ended August 31, 2019. The Company used the following assumptions upon initial measurement: value per common share of $0.0089, a remaining life of 6 months, an exercise price of $0.00423, a risk-free rate of 1.98% and volatility of 287%. In addition, the Company calculated the derivative discount as the difference between the conversion price and the fair market value of the Company’s common stock on the date of issuance. The Company recorded an original issue discount of $3,000 and a derivative discount of $27,000 which aggregated a total discount of $30,000 and was recorded as a discount in the accompanying consolidated balance sheet. On the date of issuance, a net loss of $23,277 was recorded in the accompanying statement of operations.

The Company revalued the derivative liability as of November 30, 2019 and recorded a loss of $11,261 on the change in fair value of derivative liabilities for the year then ended. The Company used the following assumptions upon initial measurement: value per common share of $0.0079, a remaining life of 3 months, an exercise price of $.00359, a risk-free rate of 1.59% and volatility of 242%.

In addition, on November 25, 2019, the Company signed a $140,000 convertible promissory note with an investor. The note principal and interest are convertible into shares of common stock at a 35% discount to the lowest traded price of the Company’s common stock during the 10 prior trading days including the day the notice of conversion is received by the Company.

The Company analyzed the conversion feature and determine it meets the definition of a derivative liability instrument because the conversion rate is variable and therefore does not meet the “fixed-for-fixed” criteria outlined in ASC 815-40-15. As a result, the conversion features of the notes are recorded as a derivative liability at fair value and marked-to-market each period with the changes in fair value each period charged or credited to other income (expense).

Upon issuance, the Company valued the derivative using a Monte Carlo simulation model yielding a total value of $172,608 which was recorded as a derivative liability during the three months ended November 30, 2019. The Company used the following assumptions upon initial measurement: value per common share of $0.0050, a remaining life of 6 months, an exercise price of $0.00303, a risk-free rate of 1.61% and volatility of 275%. In addition, the Company calculated the derivative discount as the difference between the conversion price and the fair market value of the Company’s common stock on the date of issuance. The Company recorded an original issue discount of $14,000 and a derivative discount of $126,000 which aggregated a total discount of $140,000 and was recorded as a discount in the accompanying consolidated balance sheet. On the date of issuance, a net loss of $46,608 was recorded in the accompanying statement of operations.

The Company revalued the derivative liability as of November 30, 2019 and recorded a loss of $125,329 on the change in fair value of derivative liabilities for the year then ended. The Company used the following assumptions upon initial measurement: value per common share of $0.0079, a remaining life of 6 months, an exercise price of $0.00301, a risk-free rate of 1.63% and volatility of 278%.

Derivative Liability Summary

As of November 30, 2019 and August 31, 2019, respectively, the Company had derivative liabilities totaling $249,178 and $39,381, respectively, in the accompanying consolidated balance sheet, and gain (loss) on change in fair value of the derivative liability of ($146,227) and $100,313, respectively, in the accompanying consolidated statement of operations. In addition, during the three months ended November 30, 2019 and 2018, respectively, the Company amortized $16,962 and $-0- to interest accretion in the accompanying consolidated statement of operations for the two derivative convertible notes payable.

Preferred Stock Warrants

As discussed in Note 6 – Stockholders’ Equity, the Company issued a total of 8,480,000 warrants to purchase common stock as part of its preferred stock offering. The warrants are exercisable for a period of three years at $0.165 per share. Additionally, the warrant holder is entitled to a cashless exercise after six months from issuance in which the holder is entitled to receive a number of shares equal to: [A] the number of outstanding warrant shares under the original issuance multiplied by [B] the greater of the trailing five day volume weighted average price less [A] the number of outstanding warrant shares under the original issuance multiplied by [C] the exercise price of the warrant under the original issuance divided by [D] the lesser of the arithmetic average of the volume weighted average price during the five trailing trading days or the volume weighted average price for the trading day immediately prior to the cashless exercise election. For clarity, the resulting formula is [(A x B) – (A x C)] / D.

The Company analyzed the conversion features of the cashless exercise feature in the warrants issued for derivative accounting consideration under ASC 815-15 “Derivatives and Hedging” and determined that the embedded features should be classified as a derivative liability because the exercise price of these warrants are subject to a variable rate. The Company has determined that warrants are not considered to be solely indexed to the Company’s own stock and is therefore not afforded equity treatment. In accordance with ASC 815, the Company has recorded a derivative liability.

Upon issuance, the Company valued the derivative using a Black-Scholes model yielding a total value of $674,012 which was expensed during the year ended August 31, 2018. The Company used the following assumptions upon initial measurement: value per common share of $0.09, a remaining life of 3.0 years, an exercise price of $0.165, a risk-free rate of 2.77% and volatility of 195%.

The Company revalued the derivative liability as of August 31, 2019 and recorded a gain of $504,898 on the change in fair value of derivative liabilities for the year then ended. The Company used the following assumptions upon initial measurement: value per common share of $0.0062, a remaining life of 1.92 years, an exercise price of $0.165, a risk-free rate of 1.5% and volatility of 236%.

The following table summarizes all stock warrant activity for the twelve months ended August 31, 2019:

	Warrants	Weighted- Average Exercise Price Per Share
Outstanding, August 31, 2018	8,480,000	$0.165
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding, August 31, 2019	8,480,000	$0.165

The following table discloses information regarding outstanding and exercisable warrants at August 31, 2019:

	Outstanding			Exercisable
Exercise Prices	Number of Warrant Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Warrant Shares	Weighted Average Exercise Price
$0.165	$8,480,000	$0.165	1.92	8,480,000	$0.165
	8,480,000	$0.165	1.92	8,480,000	$0.165

Convertible Notes Payable

As discussed in Note 5 – Notes Payable, on August 27, 2019, the Company signed a $30,000 convertible promissory note with an investor. The note principal and interest are convertible into shares of common stock at a 25% discount to the lowest traded price of the Company’s common stock during the 10 prior trading days including the day the notice of conversion is received by the Company.

The Company analyzed the conversion feature and determine it meets the definition of a derivative liability instrument because the conversion rate is variable and therefore does not meet the “fixed-for-fixed” criteria outlined in ASC 815-40-15. As a result, the conversion features of the notes are recorded as a derivative liability at fair value and marked-to-market each period with the changes in fair value each period charged or credited to other income (expense).

Upon issuance, the Company valued the derivative using a Monte Carlo simulation model yielding a total value of $50,277 which was expensed during the year ended August 31, 2019. The Company used the following assumptions upon initial measurement: value per common share of $0.0089, a remaining life of 6 months, an exercise price of $0.00423, a risk-free rate of 1.98% and volatility of 287%. In addition, the Company calculated the derivative discount as the difference between the conversion price and the fair market value of the Company’s common stock on the date of issuance. The original issue discount aggregated $27,000, and was recorded as derivative liability in the accompanying consolidated balance sheet.

The Company revalued the derivative liability as of August 31, 2019 and recorded a gain of $16,886 on the change in fair value of derivative liabilities for the year then ended. The Company used the following assumptions upon initial measurement: value per common share of $0.0062, a remaining life of 6 months, an exercise price of $0.00423, a risk-free rate of 1.99% and volatility of 297%.

Derivative Liability Summary

As of August 31, 2019 and 2018, respectively, the Company had derivative liabilities totaling $39,381 and $537,889, respectively, in the accompanying consolidated balance sheet, and gain on change in fair value of the derivative liability of $521,784 and $136,123, respectively, in the accompanying consolidated statement of operations.